Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth information regarding compensation of our CEO (referred to as our “PEO” in this section) and our other NEOs (the “Non-PEO NEOs”) on an average basis, along with total shareholder return, net income, and Adjusted EBIT for our fiscal years 2025, 2024, 2023, 2022, and 2021, as required by the SEC’s pay versus performance rules. For information regarding the Compensation and Human Capital Committee’s pay-for-performance philosophy and how executive compensation is aligned with Company performance, refer to the CD&A.

Pay Versus Performance Tables (“PVP”)

	SCT Total	CAP to	Average SCT Total for Non-PEO	Average CAP to	Value of Initial Fixed $100 Investment Based On:		Net Income	Adjusted EBIT
Year	for PEO(1)	PEO(5)	NEOs(1)	Non-PEO NEOs(5)	TSR	Peer Group TSR(2)	($mm)	($mm)(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$10,093,861	$13,179,839	$4,686,898	$5,249,310	$112	$85	$188	$284
2024	$10,159,098	$8,929,824	$3,810,768(4)	$3,401,735(4)	$91	$70	$143	$218
2023	$8,642,843	$6,518,542	$2,281,477	$1,577,949	$107	$88	$64	$123
2022	$10,533,675	$(2,915,608)	$3,770,625	$1,515,940	$76	$83	$395	$553
2021	$10,993,750	$24,642,255	$3,792,843	$5,626,233	$123	$122	$288	$398

Legend

SCT — “Summary Compensation Table”

CAP — “Compensation Actually Paid”

TSR — “Total Shareholder Return”

(1) The following individuals are included as PEO and Non-PEO NEOs in the table above.

Year	PEO	Non-PEO NEOs
2025 - 2024	Jason D. Lippert	Lillian D. Etzkorn, Ryan R. Smith, Jamie M. Schnur, Andrew J. Namenye
2023	Jason D. Lippert	Lillian D. Etzkorn, Ryan R. Smith, Jamie M. Schnur, Andrew J. Namenye, Brian M. Hall
2022 - 2021	Jason D. Lippert	Brian M. Hall, Ryan R. Smith, Jamie M. Schnur, Andrew J. Namenye
(2)	Our peer group for the calculation of TSR is the S&P Composite 1500 Auto Parts & Equipment Index, which is the industry index used in our stock price performance graph in our 2025 Annual Report to Stockholders.
(3)	Adjusted EBIT is identified as our company-selected measure. Adjusted EBIT is a non-GAAP financial measure. Refer to Appendix A to this Proxy Statement for a reconciliation of this non-GAAP financial measure to the corresponding GAAP measure.
(4)	2024 SCT and CAP values for Average non-PEO NEOs have been updated by $1,576 to reflect differences in prior year PVP calculations from SCT reported values.
(5)	The following adjustments were made to adjust SCT total pay in determining CAP. No adjustments were required in respect of stock options as none were granted and included in the SCT during 2021 – 2025.
			Deductions from SCT Total		Additions or Deductions to SCT Total
NEO	Year	SCT Total	Amounts Reported in the Summary Compensation Table Stock Awards Column	Amounts Reported in the Summary Compensation Table for Pension Value ($)	Value of Equity Award Adjustments Calculated in Accordance with CAP Requirements(a)	Value of Service Cost and Prior Service Cost under the Pension Plans	CAP
Jason D. Lippert	2025	$10,093,861	$(6,221,621)	—	$9,307,599	—	$13,179,839
	2024	$10,159,098	$(6,681,590)	—	$5,452,316	—	$8,929,824
	2023	$8,642,843	$(7,169,980)	—	$5,045,679	—	$6,518,542
	2022	$10,533,675	$(6,522,567)	—	$(6,926,716)	—	$(2,915,608)
	2021	$10,993,750	$(5,245,239)	—	$18,893,744	—	$24,642,255
Average for Non-PEO NEOs	2025	$4,686,898	$(1,879,756)	—	$2,442,167	—	$5,249,310
	2024	$3,810,768	$(1,956,314)	—	$1,547,281	—	$3,401,735
	2023	$2,281,477	$(1,585,792)	—	$882,263	—	$1,577,949
	2022	$3,770,625	$(1,680,171)	—	$(574,514)	—	$1,515,940
	2021	$3,792,843	$(1,087,172)	—	$2,920,563	—	$5,626,233

(a) The following elements comprise the equity fair value adjustments included in CAP.

NEO	Year	Fair value at fiscal year(FY) end, of equity awards granted during the FY that remained outstanding	Change in fair value at FY end versus prior FY end for awards granted in any prior FY that remained outstanding	Change in fair value at vesting date versus prior FY end for awards granted in any prior FY that vested during the FY	Increase in fair value of awards granted during applicable FY that vested during applicable FY, determined as of vesting date	Reduction of fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	Total Equity Adjustments Reflected in CAP
Jason D. Lippert	2025	$7,864,897	$1,279,152	$163,550	$—	$—	$9,307,599
	2024	$5,456,200	$(431,178)	$427,293	$—	$—	$5,452,316
	2023	$2,523,251	$630,644	$1,891,784	$—	$—	$5,045,679
	2022	$3,128,591	$(6,657,207)	$(3,398,100)	$—	$—	$(6,926,716)
	2021	$9,113,251	$9,213,995	$566,498	$—	$—	$18,893,744
Average for Non-PEO NEOs	2025	$2,026,385	$336,716	$37,506	$117,800	$(76,241)	$2,442,167
	2024	$1,597,531	$(122,364)	$72,114	$—	$—	$1,547,281
	2023	$596,067	$22,340	$263,856	$—	$—	$882,263
	2022	$854,897	$(1,049,842)	$(379,569)	$—	$—	$(574,514)
	2021	$1,888,872	$940,829	$90,862	$—	$—	$2,920,563

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote

(1) The following individuals are included as PEO and Non-PEO NEOs in the table above.

Year	PEO	Non-PEO NEOs
2025 - 2024	Jason D. Lippert	Lillian D. Etzkorn, Ryan R. Smith, Jamie M. Schnur, Andrew J. Namenye
2023	Jason D. Lippert	Lillian D. Etzkorn, Ryan R. Smith, Jamie M. Schnur, Andrew J. Namenye, Brian M. Hall
2022 - 2021	Jason D. Lippert	Brian M. Hall, Ryan R. Smith, Jamie M. Schnur, Andrew J. Namenye

Peer Group Issuers, Footnote
(2)	Our peer group for the calculation of TSR is the S&P Composite 1500 Auto Parts & Equipment Index, which is the industry index used in our stock price performance graph in our 2025 Annual Report to Stockholders.

PEO Total Compensation Amount	$ 10,093,861	$ 10,159,098	$ 8,642,843	$ 10,533,675	$ 10,993,750
PEO Actually Paid Compensation Amount	$ 13,179,839	8,929,824	6,518,542	(2,915,608)	24,642,255
Adjustment To PEO Compensation, Footnote
(5)	The following adjustments were made to adjust SCT total pay in determining CAP. No adjustments were required in respect of stock options as none were granted and included in the SCT during 2021 – 2025.
			Deductions from SCT Total		Additions or Deductions to SCT Total
NEO	Year	SCT Total	Amounts Reported in the Summary Compensation Table Stock Awards Column	Amounts Reported in the Summary Compensation Table for Pension Value ($)	Value of Equity Award Adjustments Calculated in Accordance with CAP Requirements(a)	Value of Service Cost and Prior Service Cost under the Pension Plans	CAP
Jason D. Lippert	2025	$10,093,861	$(6,221,621)	—	$9,307,599	—	$13,179,839
	2024	$10,159,098	$(6,681,590)	—	$5,452,316	—	$8,929,824
	2023	$8,642,843	$(7,169,980)	—	$5,045,679	—	$6,518,542
	2022	$10,533,675	$(6,522,567)	—	$(6,926,716)	—	$(2,915,608)
	2021	$10,993,750	$(5,245,239)	—	$18,893,744	—	$24,642,255
Average for Non-PEO NEOs	2025	$4,686,898	$(1,879,756)	—	$2,442,167	—	$5,249,310
	2024	$3,810,768	$(1,956,314)	—	$1,547,281	—	$3,401,735
	2023	$2,281,477	$(1,585,792)	—	$882,263	—	$1,577,949
	2022	$3,770,625	$(1,680,171)	—	$(574,514)	—	$1,515,940
	2021	$3,792,843	$(1,087,172)	—	$2,920,563	—	$5,626,233

(a) The following elements comprise the equity fair value adjustments included in CAP.

NEO	Year	Fair value at fiscal year(FY) end, of equity awards granted during the FY that remained outstanding	Change in fair value at FY end versus prior FY end for awards granted in any prior FY that remained outstanding	Change in fair value at vesting date versus prior FY end for awards granted in any prior FY that vested during the FY	Increase in fair value of awards granted during applicable FY that vested during applicable FY, determined as of vesting date	Reduction of fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	Total Equity Adjustments Reflected in CAP
Jason D. Lippert	2025	$7,864,897	$1,279,152	$163,550	$—	$—	$9,307,599
	2024	$5,456,200	$(431,178)	$427,293	$—	$—	$5,452,316
	2023	$2,523,251	$630,644	$1,891,784	$—	$—	$5,045,679
	2022	$3,128,591	$(6,657,207)	$(3,398,100)	$—	$—	$(6,926,716)
	2021	$9,113,251	$9,213,995	$566,498	$—	$—	$18,893,744
Average for Non-PEO NEOs	2025	$2,026,385	$336,716	$37,506	$117,800	$(76,241)	$2,442,167
	2024	$1,597,531	$(122,364)	$72,114	$—	$—	$1,547,281
	2023	$596,067	$22,340	$263,856	$—	$—	$882,263
	2022	$854,897	$(1,049,842)	$(379,569)	$—	$—	$(574,514)
	2021	$1,888,872	$940,829	$90,862	$—	$—	$2,920,563

Non-PEO NEO Average Total Compensation Amount	$ 4,686,898	3,810,768	2,281,477	3,770,625	3,792,843
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,249,310	3,401,735	1,577,949	1,515,940	5,626,233
Adjustment to Non-PEO NEO Compensation Footnote
(5)	The following adjustments were made to adjust SCT total pay in determining CAP. No adjustments were required in respect of stock options as none were granted and included in the SCT during 2021 – 2025.
			Deductions from SCT Total		Additions or Deductions to SCT Total
NEO	Year	SCT Total	Amounts Reported in the Summary Compensation Table Stock Awards Column	Amounts Reported in the Summary Compensation Table for Pension Value ($)	Value of Equity Award Adjustments Calculated in Accordance with CAP Requirements(a)	Value of Service Cost and Prior Service Cost under the Pension Plans	CAP
Jason D. Lippert	2025	$10,093,861	$(6,221,621)	—	$9,307,599	—	$13,179,839
	2024	$10,159,098	$(6,681,590)	—	$5,452,316	—	$8,929,824
	2023	$8,642,843	$(7,169,980)	—	$5,045,679	—	$6,518,542
	2022	$10,533,675	$(6,522,567)	—	$(6,926,716)	—	$(2,915,608)
	2021	$10,993,750	$(5,245,239)	—	$18,893,744	—	$24,642,255
Average for Non-PEO NEOs	2025	$4,686,898	$(1,879,756)	—	$2,442,167	—	$5,249,310
	2024	$3,810,768	$(1,956,314)	—	$1,547,281	—	$3,401,735
	2023	$2,281,477	$(1,585,792)	—	$882,263	—	$1,577,949
	2022	$3,770,625	$(1,680,171)	—	$(574,514)	—	$1,515,940
	2021	$3,792,843	$(1,087,172)	—	$2,920,563	—	$5,626,233

(a) The following elements comprise the equity fair value adjustments included in CAP.

NEO	Year	Fair value at fiscal year(FY) end, of equity awards granted during the FY that remained outstanding	Change in fair value at FY end versus prior FY end for awards granted in any prior FY that remained outstanding	Change in fair value at vesting date versus prior FY end for awards granted in any prior FY that vested during the FY	Increase in fair value of awards granted during applicable FY that vested during applicable FY, determined as of vesting date	Reduction of fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	Total Equity Adjustments Reflected in CAP
Jason D. Lippert	2025	$7,864,897	$1,279,152	$163,550	$—	$—	$9,307,599
	2024	$5,456,200	$(431,178)	$427,293	$—	$—	$5,452,316
	2023	$2,523,251	$630,644	$1,891,784	$—	$—	$5,045,679
	2022	$3,128,591	$(6,657,207)	$(3,398,100)	$—	$—	$(6,926,716)
	2021	$9,113,251	$9,213,995	$566,498	$—	$—	$18,893,744
Average for Non-PEO NEOs	2025	$2,026,385	$336,716	$37,506	$117,800	$(76,241)	$2,442,167
	2024	$1,597,531	$(122,364)	$72,114	$—	$—	$1,547,281
	2023	$596,067	$22,340	$263,856	$—	$—	$882,263
	2022	$854,897	$(1,049,842)	$(379,569)	$—	$—	$(574,514)
	2021	$1,888,872	$940,829	$90,862	$—	$—	$2,920,563

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus Adjusted EBIT
Total Shareholder Return Vs Peer Group	Compensation Actually Paid versus Total Shareholder Return
Tabular List, Table

TABULAR LIST OF COMPANY

For the fiscal year ended December 31, 2025, Adjusted EBIT is identified as the most important financial performance measure in linking “compensation actually paid” to our performance. Adjusted EBIT was one of only two performance measures used in our annual cash incentive program in 2025 (in addition to Cash Flow from Operations). The other most important financial performance measure used in 2025 in linking “compensation actually paid” to our performance is ROIC; ROIC was one of two performance measures used in our PSU awards granted in 2025 (in addition to Free Cash Flow as a percentage of Operating Profit). We used these four financial measures in our 2025 incentive plans, so they are being disclosed in the following table.

Tabular List of Most Important Measures
(1)	Adjusted EBIT
(2)	ROIC
(3)	Cash Flow from Operations
(4)	Free Cash Flow as a percentage of Operating Profit

Total Shareholder Return Amount	$ 112	91	107	76	123
Peer Group Total Shareholder Return Amount	85	70	88	83	122
Net Income (Loss)	$ 188,000,000	$ 143,000,000	$ 64,000,000	$ 395,000,000	$ 288,000,000
Company Selected Measure Amount	284,000,000	218,000,000	123,000,000	553,000,000	398,000,000
PEO Name	Jason D. Lippert	Jason D. Lippert	Jason D. Lippert	Jason D. Lippert	Jason D. Lippert
Additional 402(v) Disclosure

TSR was not used as a performance measure in our 2025 annual cash incentive or equity programs. However, the fact that stock price impacts the value of outstanding and vested equity awards means that there is some relationship between CAP and our TSR performance.

Our company-selected measure is Adjusted EBIT, which was the principal performance measure under our annual cash incentive program in 2025. Even with the weight of this measure in our incentive framework, there is a limited relationship with CAP. Similarly, we do not use GAAP net income in our incentive plans. Accordingly, there is a limited relationship with CAP.

Equity Awards Adjustments, Footnote

(a) The following elements comprise the equity fair value adjustments included in CAP.

NEO	Year	Fair value at fiscal year(FY) end, of equity awards granted during the FY that remained outstanding	Change in fair value at FY end versus prior FY end for awards granted in any prior FY that remained outstanding	Change in fair value at vesting date versus prior FY end for awards granted in any prior FY that vested during the FY	Increase in fair value of awards granted during applicable FY that vested during applicable FY, determined as of vesting date	Reduction of fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	Total Equity Adjustments Reflected in CAP
Jason D. Lippert	2025	$7,864,897	$1,279,152	$163,550	$—	$—	$9,307,599
	2024	$5,456,200	$(431,178)	$427,293	$—	$—	$5,452,316
	2023	$2,523,251	$630,644	$1,891,784	$—	$—	$5,045,679
	2022	$3,128,591	$(6,657,207)	$(3,398,100)	$—	$—	$(6,926,716)
	2021	$9,113,251	$9,213,995	$566,498	$—	$—	$18,893,744
Average for Non-PEO NEOs	2025	$2,026,385	$336,716	$37,506	$117,800	$(76,241)	$2,442,167
	2024	$1,597,531	$(122,364)	$72,114	$—	$—	$1,547,281
	2023	$596,067	$22,340	$263,856	$—	$—	$882,263
	2022	$854,897	$(1,049,842)	$(379,569)	$—	$—	$(574,514)
	2021	$1,888,872	$940,829	$90,862	$—	$—	$2,920,563

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT
Non-GAAP Measure Description
(3)	Adjusted EBIT is identified as our company-selected measure. Adjusted EBIT is a non-GAAP financial measure. Refer to Appendix A to this Proxy Statement for a reconciliation of this non-GAAP financial measure to the corresponding GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Name	ROIC
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Flow from Operations
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow as a percentage of Operating Profit
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,221,621)	(6,681,590)	(7,169,980)	(6,522,567)	(5,245,239)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,307,599	5,452,316	5,045,679	(6,926,716)	18,893,744
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,864,897	5,456,200	2,523,251	3,128,591	9,113,251
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,279,152	(431,178)	630,644	(6,657,207)	9,213,995
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	163,550	427,293	1,891,784	(3,398,100)	566,498
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,879,756)	(1,956,314)	(1,585,792)	(1,680,171)	(1,087,172)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,442,167	1,547,281	882,263	(574,514)	2,920,563
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,026,385	1,597,531	596,067	854,897	1,888,872
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	336,716	(122,364)	22,340	(1,049,842)	940,829
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,800	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,506	72,114	263,856	(379,569)	90,862
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (76,241)	$ 0	$ 0	$ 0	$ 0